EMPLOYEE FUTURE BENEFITS (Details 3) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Sep. 30, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Benefit Plans [Member]	Sep. 30, 2012 Other Benefit Plans [Member]	Dec. 31, 2011 Predecessor [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Predecessor [Member] Other Benefit Plans [Member]
Prior year service credits (costs)	0	0	0	0	(2.9)	25.0
Accumulated gain (loss)	4.6	0	2.0	0	(109.8)	(1.9)
Accumulated other comprehensive income (loss)	4.6	0	2.0	0	(112.7)	23.1